Finance debt - Reconciliation between Finance Debt and Cash Flows from Financing Activities (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [Line Items]
Beginning balance	$ 118,126
Additions	27,075
Amortization	(43,076)
Ending balance	109,046
Finance debt [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [Line Items]
Beginning balance	118,126
Additions	25,589
Amortization	(42,667)
Transaction cost during the period	7,147
Foreign exchange and indexation charges	1,171
Cumulative translation adjustment	(320)
Ending balance	109,046
Transfer to held for sale [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [Line Items]
Additions	1,619
Amortization	(15)
Purchase of property, plant and equipment on credit [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [Line Items]
Additions	(133)
Debt restructuring expenses [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [Line Items]
Amortization	(339)
Compensating balances [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [Line Items]
Amortization	(54)
Finance leases [member]
Disclosure Of Reconciliation Between Between Finance Debt And Cash Flows From Financing Activities [Line Items]
Amortization	$ 20